The 2023 ETF Series Trust

 234 West Florida Street, Suite 203

Milwaukee, WI 53204

September 26, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	The 2023 ETF Series Trust (the “Trust”)
File Nos. 333-272579, 811-23883

To the Commission:

The Trust is hereby filing, pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 12 (“PEA No. 12”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 12 is to add the Transamerica Bond Active ETF and the Transamerica Large Value Active ETF as new and separate series of the Trust.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC